Financial instruments - Fair values and risk management - Schedule of carrying amounts and fair values of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at amortized cost
Financial assets at amortized cost	$ 43,552	$ 59,776
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	20,319
Financial liabilities at amortized cost
Financial liabilities at amortized cost	10,069	19,805
Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	20,319	175
Trade payables
Financial liabilities at amortized cost
Financial liabilities at amortized cost	3,142	3,668
Other liabilities
Financial liabilities at amortized cost
Financial liabilities at amortized cost	6,927	1,828
Liabilities for puttable financial instrument
Financial liabilities at amortized cost
Financial liabilities at amortized cost		14,309
Level 1
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	667
Level 1 | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		175
Level 2
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	0
Level 2 | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0
Level 3
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	19,652
Level 3 | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0
Financial liabilities measured at fair value | Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	20,319	175
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost	10,069	19,805
Financial liabilities at amortized cost | Trade payables
Financial liabilities at amortized cost
Financial liabilities at amortized cost	3,142	3,668
Financial liabilities at amortized cost | Other liabilities
Financial liabilities at amortized cost
Financial liabilities at amortized cost	6,927	1,828
Financial liabilities at amortized cost | Liabilities for puttable financial instrument
Financial liabilities at amortized cost
Financial liabilities at amortized cost		14,309
Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	43,552	59,776
Financial assets at FVTPL
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	31,444	11,665
Financial assets at FVTPL | Level 1
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	0	0
Financial assets at FVTPL | Level 2
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	19,862	0
Financial assets at FVTPL | Level 3
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	11,582	11,665
Financial assets at FVTPL | Financial asset measured at fair value
Financial asset measured at fair value
Financial assets at fair value through profit or loss - non-current	31,444	11,665
Trade receivables
Financial assets at amortized cost
Financial assets at amortized cost	2,978	5,242
Trade receivables | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	2,978	5,242
Deposits and other receivables
Financial assets at amortized cost
Financial assets at amortized cost	8,439	2,280
Deposits and other receivables | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	8,439	2,280
Amount due from a related company
Financial assets at amortized cost
Financial assets at amortized cost	4	3
Amount due from a related company | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	4	3
Cash and cash equivalents
Financial assets at amortized cost
Financial assets at amortized cost	32,131	52,251
Cash and cash equivalents | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	$ 32,131	$ 52,251